EQUITY (Schedule of Share Capital) (Details)	Dec. 31, 2024 ILS (₪) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2023 USD ($) shares
Number of Ordinary Shares
Authorized share capital	5,000,000,000	5,000,000,000	2,500,000,000	2,500,000,000
Issued and paid-up share capital	1,336,670,575	1,336,670,575	1,086,589,165	1,086,589,165
Authorized share capital | ₪	₪ 500,000,000		₪ 250,000,000
Issued and paid-up share capital	₪ 133,667,057	$ 38,096,940	₪ 108,658,916	$ 31,355,056